Net (Loss) Income per Share and Unaudited Pro Forma Net Income per Share (Tables)	9 Months Ended	12 Months Ended
	Dec. 25, 2020	Mar. 27, 2020
Earnings Per Share [Abstract]
Schedule of Computation of Net Income per Share and Unaudited Pro Forma Net Income per Share

The following table sets forth the basic and diluted net (loss) income attributable to Allegro MicroSystems, Inc. per share. The number of shares of common stock reflected in the calculation is the total shares of common stock (vested and unvested) held on the IPO date, after the Common Stock Conversion.

	Three-Month Period Ended		Nine-Month Period Ended
	December 25, 2020	December 27, 2019	December 25, 2020	December 27, 2019
Net (loss) income attributable to Allegro MicroSystems, Inc.	$(5,095)	$8,926	$9,309	$23,675
Net (loss) income attributable to common stockholders	(5,060)	8,958	9,412	23,776

Basic weighted average shares of common stock	124,363,078	10,000,000	48,121,026	10,000,000
Dilutive effect of common stock equivalents	—	—	123,517,761	—

Diluted weighted average shares of common stock	124,363,078	10,000,000	171,638,787	10,000,000

Basic net (loss) income attributable to Allegro MicroSystems, Inc. per share	$(0.04)	$0.89	$0.19	$2.37
Basic net (loss) income attributable to common stockholders per share	$(0.04)	$0.90	$0.20	$2.38

Diluted net (loss) income attributable to Allegro MicroSystems, Inc. per share	$(0.04)	$0.89	$0.05	$2.37
Diluted net (loss) income attributable to common stockholders per share	$(0.04)	$0.90	$0.05	$2.38

Unaudited pro forma basic and diluted net income per share attributable to common stockholders for the nine-month period ended December 25, 2020 was calculated as follows:

Nine-Month Period Ended December 25, 2020 (unaudited)
Numerator:
Net income, as reported	$9,412

Interest expense on the remainder of the Term Loan Facility used to fund the dividend	(436)
Pro forma net income	8,976

Denominator:
Weighted-average shares used to compute net income per share attributable to common stockholders, basic	10,000,000
Adjustments to reflect the Common Stock Conversion	156,500,000
Adjustments to reflect the Common Stock Repurchases	(2,068,274)
Total shares sold in the IPO as their proceeds were required to pay the dividend in excess of current year earnings and the portion funded by the Term Loan Facility that remains unpaid after the IPO	25,000,000
Total	189,431,726
Pro forma net income per share attributable to common stockholders	$0.05

The following table sets forth the computation of basic and diluted net income per share attributable to Allegro MicroSystems, Inc.:

	Fiscal Years Ended
	March 29, 2019	March 27, 2020
Net income attributable to Allegro MicroSystems, Inc.	$84,724	$36,971
Net income attributable to common stockholders	84,841	37,105

Weighted average basic and diluted common shares	10,000,000	10,000,000

Net income per share attributable to Allegro MicroSystems, Inc.—basic and diluted	$8.47	$3.70

Net income per share attributable to Allegro MicroSystems, Inc. and non-controlling interest—basic and diluted	$8.48	$3.71

Unaudited pro forma basic and diluted net income per share attributable to Allegro MicroSystems, Inc. was calculated as follows:

Fiscal Year Ended March 27, 2020 (unaudited)
Numerator:
Net income, as reported	$36,971

Interest expense on the remainder of the Term Loan Facility used to fund the dividend	873
Pro forma net income	36,098

Denominator:
Weighted-average shares used to compute net income (loss) per share attributable to common stockholders, basic	10,000,000
Pro forma adjustments to reflect the Common Stock Conversion	156,499,960
Pro forma adjustments to reflect the Common Stock Repurchases	(2,068,234)
Total shares sold in the IPO as their proceeds were required to pay the dividend in excess of current year earnings and the portion funded by the Term Loan Facility that remains unpaid after the IPO	25,000,000
Total	189,431,726
Pro forma net income per share attributable to common stockholders	$0.19

Schedule of Weighted Average Shares

The following represents issuable weighted average share information for the respective periods:

	Three-Month Period Ended		Nine-Month Period Ended
	December 25, 2020	December 27, 2019	December 25, 2020	December 27, 2019
Unvested restricted stock units (“RSUs”)	377,767	—	125,922	—
Unvested performance stock units (“PSUs”)	422,768	—	140,923	—
Shares related to Common Stock Conversion	56,752,747	—	123,250,916	—

Total	57,553,282	—	123,517,761	—